Audit Information	12 Months Ended
Dec. 31, 2024
Auditor [Line Items]
Auditor Name	Deloitte & Associés
Auditor Location	Paris, France
Auditor Firm ID	1756
PricewaterhouseCoopers
Auditor [Line Items]
Auditor Name	PricewaterhouseCoopers Audit
Auditor Location	Neuilly-sur-Seine, France
Auditor Firm ID	1347